DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Debt Disclosure [Abstract]
Schedule of long-term and short-term debt instruments

	March 1, 2015	November 30, 2014
	(Dollars in thousands)

Long-term debt
Unsecured:
4.25% Yen-denominated Eurobonds due 2016	$33,498	$33,985
7.625% senior notes due 2020	525,000	525,000
6.875% senior notes due 2022	533,124	533,493

Total unsecured	1,091,622	1,092,478

Total long-term debt	$1,091,622	$1,092,478

Short-term debt
Secured:
Senior revolving credit facility	$—	$100,000
Unsecured:
Short-term borrowings	33,847	31,524

Total short-term debt	$33,847	$131,524

Total long-term and short-term debt	$1,125,469	$1,224,002

	November 30, 2014	November 24, 2013
	(Dollars in thousands)
Long-term debt
Unsecured:
4.25% Yen-denominated Eurobonds due 2016	$33,985	$39,545
7.75% Euro senior notes due 2018	—	404,430
7.625% senior notes due 2020	525,000	525,000
6.875% senior notes due 2022	533,493	535,041

Total unsecured	1,092,478	1,504,016

Total long-term debt	$1,092,478	$1,504,016

Short-term debt
Secured:
Senior revolving credit facility	$100,000	$—
Unsecured:
Short-term borrowings	31,524	41,861

Total short-term debt	$131,524	$41,861

Total long-term and short-term debt	$1,224,002	$1,545,877

Principal payments on short-term and long-term debt

The table below sets forth, as of November 30, 2014, the Company’s required aggregate short-term and long-term debt principal payments (inclusive of premium and discount) for the next five fiscal years and thereafter.

(Dollars in thousands)
2015	$131,524
2016	33,985
2017	—
2018	—
2019	—
Thereafter	1,058,493

Total future debt principal payments	$1,224,002